Basis of Presentation and Accounting Policies (Impacts of IFRS 15, Revenue from Contracts with Customers - Condensed consolidated Statements of Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	$ 5,340	$ 5,189
Operating, general and administrative expenses	(3,186)	(3,132)
Other revenue (expense)	50	32
Income tax expense (recovery)	118	128
Net income (loss) from continuing operations	$ 733	39
IFRSs 15 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue		5,189
Operating, general and administrative expenses		(3,132)
Other revenue (expense)		32
Income tax expense (recovery)		131
Net income (loss) from continuing operations		49
As reported [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue		5,239
Operating, general and administrative expenses		(3,150)
Other revenue (expense)		29
Income tax expense (recovery)		143
Net income (loss) from continuing operations		66
Estimated Effect of Transaction [Member] | Financial Effect Of Changes In Accounting Policy [Member] | IFRSs 15 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue		(50)
Operating, general and administrative expenses		(18)
Other revenue (expense)		3
Income tax expense (recovery)		(12)
Net income (loss) from continuing operations		$ (17)